UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Dec. 31, 2005
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli       	                Southfield, MI   	   2/06/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          156
                                          -----------------
Form 13F Information Table Value Total:   $     42,595
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]



                                                                    SUMMARY TABLE
                                                                    31-Dec-05

                                                                    VALUE                                           VOTING
                                                TITLE               IN        SHARES/   SH/   PUT/   INVESTMT       SOLE
      NAME OF ISSUER                            OF CLASS  CUSIP     $1,000'S  PRN AMT   PRN   CALL   DSCRETN  MGRS  AUTHORITY
AAPL  APPLE COMPUTERS                           COM       037807104        260     3,650             SOLE                3,650
ABK   AMBAC FINANCIAL                           COM       023139108        100     1,350             SOLE                1,350
ABT   ABBOTT LABS                               COM       002824100        270     6,800             SOLE                6,800
ACL   ALCON INC                                 COM       014561617        430     3,300             SOLE                3,300
ACN   ACCENTURE LTD                             COM       013330972        140     5,000             SOLE                5,000
ACS   AFFILIATED COMPUTER SYSTEMS               COM       008190100        140     2,450             SOLE                2,450
ADBE  ADOBE SYSTEMS                             COM       00724F101        310     8,500             SOLE                8,500
ADI   ANALOG DEVICES                            COM       032654105        270     7,400             SOLE                7,400
ADSK  AUTODESK                                  COM       052769106        180     4,200             SOLE                4,200
AET   ATENA INC                                 COM       00817Y108         90     1,000             SOLE                1,000
AGN   ALLERGAN, INC                             COM       018490102        230     2,150             SOLE                2,150
AIG   AMERICAN INT'L GROUP                      COM       026874107        480     7,088             SOLE                7,088
ALTR  ALTERA CORP                               COM       021441100        190    10,000             SOLE               10,000
AMGN  AMGEN                                     COM       031162100        780     9,900             SOLE                9,900
AMP   AMERPRISE FINANCIAL                       COM       03076C106         50     1,320             SOLE                1,320
AMZN  AMAZON                                    COM       023135106        330     7,000             SOLE                7,000
APA   APACHE                                    COM       037411105        290     4,250             SOLE                4,250
APOL  APOLLO GROUP                              COM       037604105        220     3,650             SOLE                3,650
AXP   AMERICAN EXPRESS                          COM       025816109        340     6,600             SOLE                6,600
BA    BOEING                                    COM       097023105         30       400             SOLE                  400
BBBY  BED BATH & BEYOND                         COM       075896100        200     5,500             SOLE                5,500
BBY   BEST BUY                                  COM       086516101        220     5,000             SOLE                5,000
BDX   BECKTON DICKINSON                         COM       075887109        210     3,550             SOLE                3,550
BEN   FRANKLIN RESOURCES                        COM       354613101        360     3,850             SOLE                3,850
BHI   BAKER HUGHES INTERNATIONAL                COM       057224104        220     3,600             SOLE                3,600
BIIB  BIOGEN                                    COM       09062X103        100     2,200             SOLE                2,200
BJS   BJ SERVICES CO                            COM       055482103        190     5,100             SOLE                5,100
BK    BANK OF NEW YORK                          COM       064057102         10       400             SOLE                  400
BMET  BIOMET                                    COM       090613100        250     6,800             SOLE                6,800
BR    BURLINGTON RESOURCES INC                  COM       122014103        220     2,600             SOLE                2,600
BRCM  BROADCOM                                  COM       111320107        290     6,200             SOLE                6,200
BRL   BARR PHARMECEUTICALS INC                  COM       068306109        170     2,800             SOLE                2,800
C     CITIGROUP                                 COM       172967101        470     9,670             SOLE                9,670
CAH   CARDINAL HEALTHCARE                       COM       14149Y108        200     2,887             SOLE                2,887
CCL   CARNIVAL CORP                             COM       143658300        320     6,000             SOLE                6,000
CELG  CELGENE CORP                              COM       151020104        110     1,750             SOLE                1,750
CHS   CHICO'S FAS INC                           COM       168615102        130     3,000             SOLE                3,000
CINF  CINCINNATI FINANCIAL                      COM       172062101        130     2,950             SOLE                2,950
CMCSK COMCAST                                   COM       20030N200        140     5,500             SOLE                5,500
CMX   CAREMARK RX INC                           COM       141705103        260     5,000             SOLE                5,000
COF   CAPITAL ONE FINANCIAL                     COM       14040H105        200     2,300             SOLE                2,300
COH   COACH INC                                 COM       189754104        260     7,800             SOLE                7,800
COP   CONOCOPHILIPS                             COM       20825C104        280     4,800             SOLE                4,800
CSCO  CISCO SYSTEMS                             COM       17275R102        740    43,300             SOLE               43,300
CTAS  CINTAS                                    COM       172908105         80     1,850             SOLE                1,850
CTXS  CITRIX                                    COM       177376100        180     6,100             SOLE                6,100
CVH   COVENTRY HEALTH CARE INC                  COM       222862104        190     3,375             SOLE                3,375
CVX   CHEVRONTEXACO                             COM       166764100        270     4,700             SOLE                4,700
DELL  DELL COMPUTER                             COM       24702R101        730    24,300             SOLE               24,300
DGX   QUEST DIAGNOSTICS                         COM       74834L100        170     3,300             SOLE                3,300
DHR   DANAHER                                   COM       235851102        300     5,400             SOLE                5,400
DIS   DISNEY                                    COM       254687106        150     6,250             SOLE                6,250
DNA   GENENTECH                                 COM       368710406        790     8,500             SOLE                8,500
DUK   DUKE POWER                                COM       264399106         20       849             SOLE                  849
DVN   DEVON ENERGY CORP                         COM       25179M103        250     3,950             SOLE                3,950
EBAY  EBAY                                      COM       278642103        760    17,700             SOLE               17,700
ECL   ECOLAB INC                                COM       278865100        180     5,000             SOLE                5,000
EMC   EMC CORP                                  COM       268648102        300    22,000             SOLE               22,000
EOG   EOG RESOURCES                             COM       26875P101        240     3,300             SOLE                3,300
ERTS  ELECTRONIC ARTS                           COM       285512109        350     6,700             SOLE                6,700
FDC   FIRST DATA                                COM       319963104        360     8,350             SOLE                8,350
FISV  FISERV                                    COM       337738108        190     4,350             SOLE                4,350
FRX   FOREST LABS                               COM       345838106        130     3,300             SOLE                3,300
GD    GENERAL DYNAMICS                          COM       369550108        210     1,850             SOLE                1,850
GE    GENERAL ELECTRIC                          COM       369604103        970    27,560             SOLE               27,560
GENZ  GENZYME CORP                              COM       372917104        250     3,500             SOLE                3,500
GILD  GILEAD SCIENCES                           COM       375558103        380     7,300             SOLE                7,300
GLW   CORNING INC                               COM       219350105        270    13,800             SOLE               13,800
GOOG  GOOGLE INC                                COM       38259P508        590     1,420             SOLE                1,420
GS    GOLDMAN SACHS GROUP INC                   COM       38141G104        440     3,450             SOLE                3,450
HD    HOME DEPOT                                COM       437076102        400     9,800             SOLE                9,800
HDI   HARLEY DAVIDSON                           COM       412822108        200     3,800             SOLE                3,800
HET   HARRAHS ENTERTAINMENT                     COM       413619107        180     2,550             SOLE                2,550
HON   HONEYWELL INTERNATIONAL INC               COM       438516106        150     4,100             SOLE                4,100
IACI  IAC INTERACTIVE CORP                      COM       44919P300        200     7,000             SOLE                7,000
IBM   INTERNATIONAL BUSINESS MACHINES CORP      COM       459200101        230     2,750             SOLE                2,750
IGT   INTERNATIONAL GAME TECH.                  COM       459902102        300     9,900             SOLE                9,900
INTC  INTEL                                     COM       458140100        590    23,700             SOLE               23,700
ISRG  INTUITIVE SURGICAL INC                    COM       46120E602         70       600             SOLE                  600
ITW   ILLINOIS TOOL WORKS INC                   COM       452308109        130     1,500             SOLE                1,500
JBL   JABIL CIRCUIT INC                         COM       466313103        150     4,000             SOLE                4,000
JNJ   JOHNSON & JOHNSON                         COM       478160104        810    13,450             SOLE               13,450
JNPR  JUNIPER                                   COM       48203R104        270    12,250             SOLE               12,250
KLAC  KLA - TENCOR                              COM       482480100        140     2,900             SOLE                2,900
KO    COCA-COLA COMPANY                         COM       191216100        210     5,150             SOLE                5,150
KSS   KOHLS                                     COM       500255104        200     4,100             SOLE                4,100
LEH   LEHMAN BROTHERS HOLDING INC               COM       524908100        170     1,300             SOLE                1,300
LLL   L-3 COMMUNICATIONS HOLDINGS               COM       502424104        150     2,000             SOLE                2,000
LLTC  LINEAR TECHNOLOGY                         COM       535678106        300     8,200             SOLE                8,200
LLY   ELI LILLY & CO                            COM       532457108        360     6,300             SOLE                6,300
LOW   LOWES COMPANIES                           COM       548661107        540     8,100             SOLE                8,100
MCHP  MICROCHIP TECHNOLOGY INC                  COM       595017104        180     5,500             SOLE                5,500
MCK   MCKESSON                                  COM       58155Q103        150     2,850             SOLE                2,850
MCO   MOODY'S CORP                              COM       615369105        220     3,550             SOLE                3,550
MDT   MEDTRONIC INC                             COM       585055106        580    10,050             SOLE               10,050
MER   MERRILL LYNCH & CO INC                    COM       590188108        300     4,500             SOLE                4,500
MHP   MCGRAW-HILL COMPANIES INC                 COM       580645109        230     4,500             SOLE                4,500
MMM   3M COMPANY                                COM       88579Y101        280     3,600             SOLE                3,600
MOT   MOTOROLA INC                              COM       620076109        190     8,550             SOLE                8,550
MRVL  MARVELL TECHNOLOGY GROUP LTD              COM       011383912        310     5,550             SOLE                5,550
MSFT  MICROSOFT                                 COM       594918104        900    34,400             SOLE               34,400
MXIM  MAXIM INTEGRATED PRODS                    COM       57772K101        320     8,800             SOLE                8,800
NKE   NIKE                                      COM       654106103        250     2,900             SOLE                2,900
NTAP  NETWORK APPLIANCE                         COM       64120L104        180     6,500             SOLE                6,500
OMC   OMNICOM GROUP                             COM       681919106        150     1,800             SOLE                1,800
ORCL  ORACLE SYSTEMS                            COM       68389X105        200    16,500             SOLE               16,500
PAYX  PAYCHEX                                   COM       704326107        320     8,400             SOLE                8,400
PEP   PEPSICO                                   COM       713448108        480     8,050             SOLE                8,050
PFE   PFIZER                                    COM       717081103        300    12,875             SOLE               12,875
PG    PROCTOR & GAMBLE                          COM       742718109        750    13,000             SOLE               13,000
PGR   PROGRESSIVE CORP                          COM       743315103        270     2,300             SOLE                2,300
QCOM  QUALCOMM                                  COM       747525103        630    14,700             SOLE               14,700
QLGC  QLOGIC                                    COM       747277101        160     4,800             SOLE                4,800
S     SPRINT NEXTEL CORP                        COM       852061100        290    12,294             SOLE               12,294
SAP   SAP AG-SPONSORED ADR                      COM       803054204        180     4,000             SOLE                4,000
SBUX  STARBUCKS                                 COM       855244109        270     9,100             SOLE                9,100
SFA   SCIENTIFIC ATLANTA                        COM       808655104        180     4,100             SOLE                4,100
SLM   SLM CORP                                  COM       78442P106        340     6,100             SOLE                6,100
SNV   SYNOVUS FINANCIAL                         COM       87161C105        120     4,400             SOLE                4,400
SPLS  STAPLES                                   COM       855030102        260    11,350             SOLE               11,350
STJ   ST. JUDE MEDICAL                          COM       790849103        360     7,100             SOLE                7,100
STN   STATION CASINOS INC                       COM       857689103         70     1,000             SOLE                1,000
STT   STATE STREET BOSTON                       COM       857477103        340     6,100             SOLE                6,100
SYK   STRYKER                                   COM       863667101        220     5,000             SOLE                5,000
SYMC  SYMANTEC                                  COM       871503108        140     7,900             SOLE                7,900
SYY   SYSCO                                     COM       871829107        180     5,700             SOLE                5,700
TEVA  TEVA PHARMACEUTICAL-SP ADR                COM       881624209        410     9,600             SOLE                9,600
TGT   TARGET                                    COM       87612E106        370     6,750             SOLE                6,750
TWX   TIME WARNER INC                           COM       887317105        210    12,000             SOLE               12,000
TXN   TEXAS INSTRUMENTS INC                     COM       882508104        380    11,700             SOLE               11,700
UNH   UNITEDHEALTH GROUP                        COM       91324P102       1070    17,200             SOLE               17,200
UPS   UNITED PARCEL SERVICE                     COM       911312106        310     4,100             SOLE                4,100
UTX   UNITED TECHNOLOGIES                       COM       913017109        280     5,050             SOLE                5,050
UVN   UNIVISION                                 COM       914906102        140     4,800             SOLE                4,800
VLO   VALERO ENERGY CORP                        COM       91913Y100        190     3,600             SOLE                3,600
WAG   WALGREEN                                  COM       931422109        270     6,100             SOLE                6,100
WEC   WISCONSIN ENERGY CORP                     COM       976657106        305     3,650             SOLE                  305
WFC   WELLS FARGO                               COM       949746101        300     4,800             SOLE                4,800
WIT   WIPRO                                     COM       97651M109        130    11,100             SOLE               11,100
WLP   WELLPOINT                                 COM       94973V107        480     6,050             SOLE                6,050
WMT   WAL-MART                                  COM       931142103        500    10,700             SOLE               10,700
WWY   WRIGLEY                                   COM       982526105        210     3,100             SOLE                3,100
XLNX  XILINX INC                                COM       983919101        190     7,500             SOLE                7,500
XMSR  XM SATELLITE RADIO HOLDING-CL A           COM       983759101         70     2,500             SOLE                2,500
XOM   EXXON                                     COM       30231G102        440     7,894             SOLE                7,894
YHOO  YAHOO                                     COM       984332106        730    18,700             SOLE               18,700

                                                                    42,595


* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR 13F REPORT